Leases (Details Narrative) - USD ($) $ in Thousands	4 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease discount rate		7.25%
Navios Partners [Member]
Number of charter-in and bareboat vessels		15
Navios Logistics [Member]
Operating lease discount rate		5.78%
Land lease agreements [Member]
Operating lease remaining lease term		43 years 3 months 18 days	44 years 3 months 18 days
Land lease agreements [Member] | Minimum [Member] | Navios Logistics [Member]
Operating lease remaining lease term		43 years 2 months 12 days
Land lease agreements [Member] | Maximum [Member] | Navios Logistics [Member]
Operating lease remaining lease term		43 years 7 months 6 days
Office lease agreements [Member]
Operating lease remaining lease term		1 year 10 months 24 days	2 years 8 months 12 days
Office lease agreements [Member] | Minimum [Member] | Navios Logistics [Member]
Operating lease remaining lease term		6 months
Office lease agreements [Member] | Maximum [Member] | Navios Logistics [Member]
Operating lease remaining lease term		3 years 10 months 24 days
Finance Leasing Contract For Eight Liquid Barges [Member] | Navios Logistics [Member]
Date the finance lease liability terminate	five year
Date of delivery	60
Finance Lease, Principal Payments	$ 26
Liquid Barges Leasing Agreements [Member]
Operating lease remaining lease term		5 years